Structured Entities	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Structured Entities
48	STRUCTURED ENTITIES
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. It often has some or all of the following features or attributes:

•	restricted activities;

•	a narrow and well-defined objective;

•	insufficient equity to permit the structured entity to finance its activities without subordinated financial support; or

•	financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks (tranches).
During the normal course of business, the Group engages in numerous transactions involving structured entities. These structured entities are primarily used to provide the Group and its clients with efficient access to funds or investment opportunities, mainly through securitizations, investment funds and structured finance.
Consolidated Structured Entities
Structured entities are consolidated if they are controlled by the Group in accordance with the accounting policy as described in Note 2 “Summary of Significant Accounting Policies.”
The consolidated structured entities include asset backed commercial paper (“ABCP”) conduits which purchase financial assets such as trade accounts receivable and lease receivables by issuing commercial paper to third-party investors. The Group has contractual agreements to provide liquidity and credit enhancement facilities which can be utilized by those structured entities upon their request.
At March 31, 2020 and 2019, the consolidated ABCP conduits had total assets of ¥726,070 million and ¥728,778 million, respectively. The total notional amounts of the liquidity and credit enhancement facilities provided by the Group to the consolidated ABCP conduits at March 31, 2020 and 2019 were ¥1,275,529 million and ¥1,050,986 million, respectively, part of which was drawn at March 31, 2020.

The Group did not provide any financial or other support, without having a contractual obligation to do so, to consolidated structured entities during the fiscal years ended March 31, 2020 and 2019.
Unconsolidated Structured Entities
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2020 and 2019.

	At March 31, 2020
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥14,112	¥53,490	¥—	¥—	¥67,602
Financial assets at fair value through profit or loss	240	628,177	128,823	—	757,240
Investment securities	25,153	25,668	—	466	51,287
Loans and advances	2,608,076	—	5,741,542	672,306	9,021,924

Total	¥2,647,581	¥707,335	¥5,870,365	¥672,772	¥9,898,053

Maximum exposure to loss from interests in unconsolidated structured entities	¥3,208,568	¥708,636	¥6,699,939	¥812,060	¥11,429,203

	At March 31, 2019
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥16,581	¥39,614	¥—	¥—	¥56,195
Financial assets at fair value through profit or loss	8,637	871,368	144,297	—	1,024,302
Investment securities	15,108	27,002	—	473	42,583
Loans and advances	2,213,496	—	5,489,334	533,196	8,236,026

Total	¥2,253,822	¥937,984	¥5,633,631	¥533,669	¥9,359,106

Maximum exposure to loss from interests in unconsolidated structured entities	¥3,110,451	¥944,487	¥6,597,207	¥712,798	¥11,364,943
An interest in a structured entity refers to contractual and non-contractual
involvement that exposes the Group to variability of returns from the performance of the structured entity. Such interests include the holding of equity or debt instruments as well as the provision of loans, loan commitments and guarantees. Interest rate and currency derivatives that expose the Group mainly to market risk, or CDS that are designed to transfer risk from the Group to a structured entity are not regarded as an interest in a structured entity since they do not expose the Group to variability of returns from the performance of the structured entity. These derivatives are therefore not included in the tables above.
The maximum exposure to loss from the Group’s interests in unconsolidated structured entities represents the maximum amount of potential loss to which the Group is exposed through its involvement with unconsolidated structured entities. It is determined by the Group’s carrying amounts and the notional amounts of loan commitments and guarantees, without considering the probability of loss being incurred, or effects of collateral or other credit protection.

The Group did not provide any financial or other support, without having a contractual obligation to do so, to unconsolidated structured entities during the fiscal years ended March 31, 2020 and 2019.
Securitizations
Structured entities for this product are established to securitize third-parties’ assets which mainly consist of auto loan receivables, residential and commercial mortgage loans and trade accounts receivables. These entities purchase those assets through loans or notes issued with multiple tranches. The Group provides loans and loan commitments to these entities or holds notes issued by them, in some cases with credit loss protection through guarantees or other credit enhancements provided by the sellers.
Investment Funds
These funds are established for providing investment opportunities to investors by pooling money from them and investing mainly in equity and debt instruments based on a predetermined investment policy. The Group has invested in a number of these funds.
Structured Finance
Structured entities for this product are typically established to raise funds for the development of infrastructure, the production of natural resources, the development or acquisition of real estate properties, and the purchase of certain equipment such as vessels or aircrafts for lease transactions. The Group provides financing to these entities mainly in the form of loans, loan commitments, or notes, which are typically secured by entities’ assets or cash flows generated primarily by entities’ projects.
Others
The Group provides financing to other types of structured entities such as third-party structured entities and repackaging vehicles to facilitate its clients’ funding requirements. The Group provides loans and loan commitments to these entities.
Sponsored Unconsolidated Structured Entities with No Interest Held by the Group
The Group sponsors certain structured entities in which it has no interest. The Group is deemed to be a sponsor of a structured entity when the Group takes a leading role in determining its purpose and design, while providing operational support to ensure its continued operation.
The income received from such sponsored unconsolidated structured entities was ¥39,734 million and ¥24,478 million for the fiscal years ended March 31, 2020 and 2019, respectively. The majority of the income was management fees included in “Fee and commission income” and was from investment funds managed by SMDAM, the Group’s asset management subsidiary. The carrying amount of assets transferred to these entities, which mainly consisted of investment funds, was ¥813,442 million and ¥1,361,979 million for the fiscal years ended March 31, 2020 and 2019, respectively.